Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Weighted average number of common shares issued and outstanding

Basic earnings per share are calculated by dividing the profit attributable to shareholders of the PagSeguro Group by the weighted average number of common shares issued and outstanding during the three-month periods ended March 31, 2018 and 2017:

	March 31, 2018	March 31, 2017
Profit attributable to stockholders of the Company	148,378	60,624
Weighted average number of outstanding common shares (thousands)	297,454,853	262,288,607

Basic earnings per share—R$	0.4988	0.2311

b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume the conversion of all potential common shares with dilutive effects. The Company has as category of potential common shares with dilutive effects only share-based long-term incentive plan. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	March 31, 2018	March 31, 2017
Profit used to determine diluted earnings per share	148,378	60,624

Weighted average number of outstanding common shares (thousands)	297,454,853	262,288,607
Number of shares under option	3,469,011	—
Nmber of shares that would have been	(2,339,734)	—

Weighted average number of common shares for diluted earnings per share (thousands)	298,584,130	262,288,607

Diluted earnings per share—R$	0.4969	0.2311

Basic and diluted earnings per share are calculated by dividing the profit attributable to shareholders of PagSeguro Group by the weighted average number of common shares issued and outstanding during the year:

	December 31,
	2017	2016	2015
Profit attributable to owners of the Company	478,781	127,186	35,084
Weighted average number of common shares	262,288,607	262,288,607	262,288,607
Basic and diluted earnings per share – in reais	1.8254	0.4849	0.1338